Segments - Operating Revenues (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total operating revenues									$ 8,530.3	$ 8,406.4	$ 8,376.5
Closed Block Variable Annuity									(726.2)	(70.0)	794.9
Net realized investment gains (losses) and related charges and adjustments									157.4	603.4	219.2
Gain (loss) on change in fair value of derivatives related to guaranteed benefits									104.0	83.1	(399.0)
Revenues related to businesses exited through reinsurance or divestment									(76.2)	64.6	116.1
Revenues (loss) attributable to noncontrolling interests									411.2	313.8	399.1
Other adjustments to operating revenues									358.0	214.0	212.0
Total revenues	2,364.0	2,435.3	2,140.6	1,818.6	2,203.8	2,564.3	3,361.9	1,485.3	8,758.5	9,615.3	9,718.8
Intersegment
Segment Reporting Information [Line Items]
Total operating revenues									157.8	157.6	164.1
Retirement Solutions | Retirement [Member]
Segment Reporting Information [Line Items]
Total operating revenues									2,399.4	2,271.9	2,225.4
Retirement Solutions | Annuities
Segment Reporting Information [Line Items]
Total operating revenues									1,244.6	1,307.0	1,401.4
Investment Management
Segment Reporting Information [Line Items]
Total operating revenues									607.7	545.5	491.9
Insurance Solutions | Individual Life [Member]
Segment Reporting Information [Line Items]
Total operating revenues									2,791.9	2,793.9	2,785.0
Insurance Solutions | Employee Benefits [Member]
Segment Reporting Information [Line Items]
Total operating revenues									1,262.5	1,251.2	1,246.2
Total Ongoing Businesses
Segment Reporting Information [Line Items]
Total operating revenues									8,306.1	8,169.5	8,149.9
Corporate
Segment Reporting Information [Line Items]
Total operating revenues									87.4	65.9	(13.7)
Closed Blocks
Segment Reporting Information [Line Items]
Total operating revenues									136.8	171.0	240.3
Closed Blocks | Closed Block Institutional Spread Products
Segment Reporting Information [Line Items]
Total operating revenues									109.1	127.2	188.1
Closed Blocks | Closed Block Other
Segment Reporting Information [Line Items]
Total operating revenues									$ 27.7	$ 43.8	$ 52.2